Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 11,770	$ 12,861
Capitalized software development costs	7,437	4,600
Total property and equipment	37,648	30,234
Less: accumulated depreciation and amortization	26,316	21,360
Property and equipment, net	11,332	8,874
Disposed Furniture, Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Disposals	3
Total property and equipment	177
Less: accumulated depreciation and amortization	174
Property and equipment, net	3
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 5,432	$ 4,979